Loans (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Disclosure of Loans and Receivables

$ millions, as at October 31					2024						2023
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans
Residential mortgages (4)	$280,672	$234	$215	$449	$280,223	0.2%	$274,244	$224	$232	$456	$273,788	0.2%
Personal	46,681	190	752	942	45,739	2.0	45,587	181	836	1,017	44,570	2.2
Credit card	20,551	–	902	902	19,649	4.4	18,538	–	685	685	17,853	3.7
Business and government (4)	214,299	392	1,232	1,624	212,675	0.8	194,870	667	1,077	1,744	193,126	0.9
	$562,203	$816	$3,101	$3,917	$558,286	0.7%	$533,239	$1,072	$2,830	$3,902	$529,337	0.7%

(1)	Loans are net of unearned income of $ 815 million (2023: $ 706 million).
(2)	Includes gross loans of $ 120.4 billion (2023: $ 112.6 billion) denominated in U.S. dollars and $ 11.2 billion (2023: $ 10.5 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $ 3 million of residential mortgages (2023: $ 3 million) and $ 221 million of business and government loans (2023: $ 270 million) that are measured and designated at FVTPL.

Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2024
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$90	$142	$224	$456
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	15	(19)	(55)	(59)
Changes in model	–	4	11	15
Net remeasurement (2)	(115)	96	95	76
Transfers (2)
– to 12-month ECL	109	(107)	(2)	–
– to lifetime ECL performing	(10)	19	(9)	–
– to lifetime ECL credit-impaired	–	(8)	8	–
Total provision for (reversal of) credit losses (3)	(1)	(15)	48	32
Write-offs (4)	–	–	(18)	(18)
Recoveries	–	–	7	7
Interest income on impaired loans	–	–	(30)	(30)
Foreign exchange and other	–	(1)	3	2
Balance at end of year	$89	$126	$234	$449
Personal
Balance at beginning of year	$174	$709	$181	$1,064
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	32	(58)	(42)	(68)
Changes in model	54	(127)	(6)	(79)
Net remeasurement (2)	(544)	631	466	553
Transfers (2)
– to 12-month ECL	591	(588)	(3)	–
– to lifetime ECL performing	(63)	74	(11)	–
– to lifetime ECL credit-impaired	–	(96)	96	–
Total provision for (reversal of) credit losses (3)	70	(164)	500	406
Write-offs (4)	–	–	(545)	(545)
Recoveries	–	–	62	62
Interest income on impaired loans	–	–	(7)	(7)
Foreign exchange and other	3	1	(1)	3
Balance at end of year	$247	$546	$190	$983
Credit card
Balance at beginning of year	$181	$591	$–	$772
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(30)	–	(8)
Changes in model	86	(34)	–	52
Net remeasurement (2)	(413)	771	394	752
Transfers (2)
– to 12-month ECL	491	(491)	–	–
– to lifetime ECL performing	(72)	72	–	–
– to lifetime ECL credit-impaired	–	(219)	219	–
Total provision for (reversal of) credit losses (3)	114	69	613	796
Write-offs (4)	–	–	(739)	(739)
Recoveries	–	–	126	126
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$295	$660	$–	$955
Business and government
Balance at beginning of year	$294	$864	$667	$1,825
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(82)	(48)	(108)
Changes in model	(28)	46	–	18
Net remeasurement (2)	(194)	569	482	857
Transfers (2)
– to 12-month ECL	215	(201)	(14)	–
– to lifetime ECL performing	(39)	47	(8)	–
– to lifetime ECL credit-impaired	–	(187)	187	–
Total provision for (reversal of) credit losses (3)	(24)	192	599	767
Write-offs (4)	–	–	(874)	(874)
Recoveries	–	–	77	77
Interest income on impaired loans	–	–	(84)	(84)
Foreign exchange and other	(5)	5	16	16
Balance at end of year	$265	$1,061	$401	$1,727
Total ECL allowance (5)	$896	$2,393	$825	$4,114
Comprises:
Loans	$800	$2,301	$816	$3,917
Undrawn credit facilities and other off-balance sheet exposures (6)	96	92	9	197

(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year.

(3)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 4 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2024 and October 31, 2023 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.
(7)	Includes the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

$ millions, as at or for the year ended October 31				2023
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$57	$69	$167	$293
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	13	(9)	(32)	(28)
Changes in model	4	5	12	21
Net remeasurement (2)	(62)	159	122	219
Transfers (2)
– to 12-month ECL	97	(96)	(1)	–
– to lifetime ECL performing	(18)	22	(4)	–
– to lifetime ECL credit-impaired	–	(7)	7	–
Total provision for (reversal of) credit losses (3)	34	74	104	212
Write-offs (4)	–	–	(33)	(33)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(1)	(1)	(2)	(4)
Balance at end of year	$90	$142	$224	$456
Personal
Balance at beginning of year	$137	$656	$146	$939
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	43	(62)	(31)	(50)
Changes in model	(1)	–	–	(1)
Net remeasurement (2)	(421)	591	373	543
Transfers (2)
– to 12-month ECL	468	(465)	(3)	–
– to lifetime ECL performing	(53)	63	(10)	–
– to lifetime ECL credit-impaired	–	(73)	73	–
Total provision for (reversal of) credit losses (3)	36	54	402	492
Write-offs (4)	–	–	(428)	(428)
Recoveries	–	–	65	65
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	(1)	1	1
Balance at end of year	$174	$709	$181	$1,064
Credit card
Balance at beginning of year	$159	$709	$–	$868
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	18	(76)	–	(58)
Changes in model	–	–	–	–
Net remeasurement (2)	(493)	684	223	414
Transfers (2)
– to 12-month ECL	553	(553)	–	–
– to lifetime ECL performing	(56)	56	–	–
– to lifetime ECL credit-impaired	–	(229)	229	–
Total provision for (reversal of) credit losses (3)	22	(118)	452	356
Write-offs (4)	–	–	(572)	(572)
Recoveries	–	–	120	120
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$181	$591	$–	$772
Business and government
Balance at beginning of year	$335	$490	$351	$1,176
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	21	(19)	(33)	(31)
Changes in model	(2)	11	–	9
Net remeasurement (2)(7)	(230)	583	619	972
Transfers (2)
– to 12-month ECL	205	(199)	(6)	–
– to lifetime ECL performing	(36)	52	(16)	–
– to lifetime ECL credit-impaired	–	(72)	72	–
Total provision for (reversal of) credit losses (3)	(42)	356	636	950
Write-offs (4)	–	–	(316)	(316)
Recoveries	–	–	23	23
Interest income on impaired loans	–	–	(47)	(47)
Foreign exchange and other	1	18	20	39
Balance at end of year	$294	$864	$667	$1,825
Total ECL allowance (5)	$739	$2,306	$1,072	$4,117
Comprises:
Loans	$650	$2,180	$1,072	$3,902
Undrawn credit facilities and other off-balance sheet exposures (6)	89	126	–	215
See previous page for foot
no
te references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2024	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	2.3%	2.5%	2.7%	0.4%	1.4%
United States	2.0%	2.0%	3.0%	2.9%	0.7%	0.9%
Unemployment rate
Canada (2)	6.6%	5.9%	5.7%	5.2%	7.2%	6.8%
United States	4.5%	4.0%	3.7%	3.3%	5.1%	4.7%
Canadian Housing Price Index growth (2)	2.6%	2.5%	7.1%	4.0%	(2.3)%	0.9%
Canadian household debt service ratio	14.8%	14.8%	14.4%	14.7%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$78	$74	$88	$100	$60	$61

As at October 31, 2023
Real GDP year-over-year growth
Canada (2)	0.6%	1.9%	2.0%	2.7%	(0.7)%	1.3%
United States	0.9%	1.7%	3.0%	3.1%	(0.8)%	0.9%
Unemployment rate
Canada (2)	6.1%	5.8%	5.3%	5.4%	7.1%	6.9%
United States	4.1%	4.0%	3.2%	3.2%	5.4%	4.9%
Canadian Housing Price Index growth (2)	0.8%	3.0%	4.4%	5.4%	(7.8)%	0.4%
Canadian household debt service ratio	15.5%	14.8%	14.9%	14.5%	16.1%	15.0%
West Texas Intermediate Oil Price (US$)	$84	$76	$97	$110	$70	$58

(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts o
f u
ndrawn credit facilities and other off-balance sheet exposures based on our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2024				2023
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$160,515	$6,130	$–	$166,645	$150,022	$14,999	$–	$165,021
– Very low	81,198	5,926	–	87,124	74,149	9,107	–	83,256
– Low	10,329	3,638	–	13,967	10,817	5,112	–	15,929
– Medium	851	6,534	–	7,385	322	4,980	–	5,302
– High	7	1,561	–	1,568	–	1,100	–	1,100
– Default	–	–	790	790	–	–	585	585
– Not rated	2,757	232	204	3,193	2,630	219	202	3,051
Gross residential mortgages (4)(5)	255,657	24,021	994	280,672	237,940	35,517	787	274,244
ECL allowance	89	126	234	449	90	142	224	456
Net residential mortgages	255,568	23,895	760	280,223	237,850	35,375	563	273,788
Personal
– Exceptionally low	16,689	83	–	16,772	18,785	3	–	18,788
– Very low	9,685	12	–	9,697	4,389	12	–	4,401
– Low	10,498	1,374	–	11,872	11,031	4,311	–	15,342
– Medium	3,848	1,822	–	5,670	1,165	3,062	–	4,227
– High	465	1,102	–	1,567	211	1,624	–	1,835
– Default	–	–	260	260	–	–	214	214
– Not rated	782	29	32	843	723	24	33	780
Gross personal (5)	41,967	4,422	292	46,681	36,304	9,036	247	45,587
ECL allowance	221	531	190	942	141	695	181	1,017
Net personal	41,746	3,891	102	45,739	36,163	8,341	66	44,570
Credit card
– Exceptionally low	7,185	–	–	7,185	4,279	–	–	4,279
– Very low	502	–	–	502	1,061	–	–	1,061
– Low	6,800	4	–	6,804	6,642	35	–	6,677
– Medium	3,853	1,512	–	5,365	2,626	2,953	–	5,579
– High	2	522	–	524	6	777	–	783
– Default	–	–	–	–	–	–	–	–
– Not rated	165	6	–	171	153	6	–	159
Gross credit card	18,507	2,044	–	20,551	14,767	3,771	–	18,538
ECL allowance	279	623	–	902	166	519	–	685
Net credit card	18,228	1,421	–	19,649	14,601	3,252	–	17,853
Business and government
– Investment grade	101,809	722	–	102,531	99,322	512	–	99,834
– Non-investment grade	97,131	9,000	–	106,131	91,920	7,190	–	99,110
– Watch list	25	3,745	–	3,770	101	4,478	–	4,579
– Default	–	–	1,628	1,628	–	–	1,956	1,956
– Not rated	230	15	–	245	192	15	–	207
Gross business and government (4)(6)	199,195	13,482	1,628	214,305	191,535	12,195	1,956	205,686
ECL allowance	211	1,021	392	1,624	253	824	667	1,744
Net business and government	198,984	12,461	1,236	212,681	191,282	11,371	1,289	203,942
Total net amount of loans	$514,526	$41,668	$2,098	$558,292	$479,896	$58,339	$1,918	$540,153

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $
19
million (2023: $
22
million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $
17
million were recognized as at October 31, 202
4
 (2023: $
20
million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 202
4
 and October 31, 202
3
. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $ 8 million (2023: $ 13 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 202 4 , 93% (2023: 93%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $ 3 million (2023: $ 3 million) of residential mortgages and $ 221 million (2023: $ 270 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $6 million (2023: $10,816 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at October 31				2024				2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$164,577	$117	$–	$164,694	$159,254	$7	$–	$159,261
– Very low	15,112	4	–	15,116	15,367	26	–	15,393
– Low	14,988	984	–	15,972	10,723	1,405	–	12,128
– Medium	2,263	1,280	–	3,543	1,256	986	–	2,242
– High	325	539	–	864	118	763	–	881
– Default	–	–	43	43	–	–	37	37
– Not rated	565	9	–	574	506	6	–	512
Gross retail	197,830	2,933	43	200,806	187,224	3,193	37	190,454
ECL allowance	42	52	–	94	48	86	–	134
Net retail	197,788	2,881	43	200,712	187,176	3,107	37	190,320
Business and government
– Investment grade	156,560	571	–	157,131	147,206	361	–	147,567
– Non-investment grade	66,788	3,018	–	69,806	56,707	2,097	–	58,804
– Watch list	28	878	–	906	7	1,000	–	1,007
– Default	–	–	123	123	–	–	161	161
– Not rated	1,117	91	–	1,208	614	30	–	644
Gross business and government	224,493	4,558	123	229,174	204,534	3,488	161	208,183
ECL allowance	54	40	9	103	41	40	–	81
Net business and government	224,439	4,518	114	229,071	204,493	3,448	161	208,102
Total net undrawn credit facilities and other off-balance sheet exposures	$422,227	$7,399	$157	$429,783	$391,669	$6,555	$198	$398,422

Schedule of Net Interest Income After Provision for Credit Losses
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2024	2023
Interest income	$52,185	$45,019
Interest expense	38,490	32,194
Net interest income	13,695	12,825
Provision for credit losses	2,001	2,010
Net interest income after provision for credit losses	$11,694	$10,815